Share Based Payments - Additional Information (Details) $ / shares in Units, $ in Thousands			6 Months Ended		12 Months Ended
	Apr. 15, 2021 shares $ / shares	Jan. 15, 2021 shares DIRECTOR	Jun. 30, 2022 USD ($) shares yr $ / shares	Jun. 30, 2021 USD ($)	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected life of share option (years) | yr			10
Number of share options, forfeited			550,837		92,112	44,221
Stock split description			On February 1, 2021 the Board of Directors of the Company approved a stock split of the issued and outstanding A Ordinary and common shares of the Company on a 220 for 1 basis.
Description of merger subdivision conversion			In connection with the Merger, in order to achieve an exchange ratio of one LMDX common share for each CAH share, the Company effected a subdivision, immediately prior to the Merger, of all issued, and authorized but unissued, LMDX A Ordinary shares and LMDX common shares at a ratio of 1.60806264:1.
Number of founder directors | DIRECTOR		3
Number of options, granted			12,570,722		26,557,293	3,073,940
Number of options, exercised			2,062,453		104,200	15,920
Weighted-average exercise price, exercised | $ / shares			$ 1.4		$ 1	$ 2.56
Weighted average contractual life			6 years 6 months 25 days
Employee based Share Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of share options, forfeited			7,324,674
Founder Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting period	two year
Number of options, granted	2,819,577	5,235,851
Exercise price | $ / shares	$ 17.05
Minimum
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting period			1 Year
Exercise price, options outstanding | $ / shares			$ 0.2
Maximum
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting period			4 years
Exercise price, options outstanding | $ / shares			$ 17.05
Research and Development Expenses
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share based compensation expense | $			$ 4,804	$ 1,047
Selling, Marketing and Administrative Expenses
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share based compensation expense | $			$ 12,614	$ 24,234